Offerings	Feb. 18, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights to Purchase Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268115
Carry Forward Initial Effective Date	Nov. 02, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 58,263.69
Offering Note	There are being registered hereunder such indeterminate number of (i) shares of common stock, (ii) shares of preferred stock, (iii) depositary shares, (iv) rights to purchase common stock, (v) debt securities, (vi) warrants to purchase common stock, preferred stock, depositary shares, units, or warrants, and (vii) units, as shall have an aggregate initial offering price not to exceed $500,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. This registration statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary share. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b under the heading "Instructions to the Calculation of Filing Fee Tables and Related Disclosure" of Part II, Item 16, of Form S-3 under the Securities Act. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $500,000,000 of unsold securities (the "Unsold Securities") previously registered pursuant to the automatic shelf registration statement on Form S-3 (File No. 333-268115), which was automatically effective upon filing with the U.S. Securities and Exchange Commission (the "SEC") on November 2, 2022, as amended by Post-Effective Amendment No. 1 ("Post-Effective Amendment No. 1") to such registration statement filed with the SEC on February 18, 2025 (such registration statement and Post-Effective Amendment No. 1. collectively, the "Prior Registration Statement"). The registrant paid filing fees for the Unsold Securities in an initial amount of $46,973.23 in connection with the filing of a prospectus supplement to the Prior Registration Statement on November 2, 2022, followed by an additional amount of $11,290.46 in connection with the filing of Post-Effective Amendment No. 1, resulting in the payment of aggregate filing fees for the Unsold Securities of $58,263.69. Such aggregate amount of filing fees associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is only registering the Unsold Securities on this registration statement and is not registering any new securities. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.